Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 02, 2012
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Redwood Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate from its inception on December 27, 2010 through the end of its fiscal year on November 30, 2011 was 107%.
High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above,
		can adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
		all other periods, on Total Annual Fund Operating Expenses.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective under normal circumstances by primarily investing in in-the-money (ITM) buy-writes on
U.S. equities and writing out-of-the-money put options on
U.S. equities. Buy-writes represent the combination of a long equity position and the sale of a call option against that equity position. In analyzing specific buy-writes for possible investment, the portfolio managers ordinarily look for protection down to a fundamentally derived estimate of "intrinsic value," as described below; attractive potential return relative to risk; and an
appropriate correlation between the time to expiration and the estimate of intrinsic value. Based on fundamental research, the portfolio managers estimate the potential downside volatility (the
"intrinsic value" level) of each equity security under
consideration for the Fund's buy-write portfolio. The strike price of the call options is usually set at or below the estimated intrinsic value level of the securities against which they are sold and the time to expiration of the options that the Fund sells varies. The Fund may also write (sell) in-the-money call options on equity indexes and/or exchange traded funds and may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options). With respect to any long equity position held by the Fund, the Fund may write call options on a greater or lesser number of shares than it holds. To the extent that call options are written on greater than 100% of the position, this would represent naked call option exposure. However, with respect to any naked call option exposure, the fund will segregate liquid assets in an amount equal to its daily exposure under the contract or enter into offsetting positions. When writing out-of-the-money put options, the Fund typically sets the strike price at or below the estimated intrinsic value level of the securities on which the options are written. The fund typically uses out-of-the-money put options to achieve similar goals as the buy-writes in which it invests. The issuers of equity securities purchased by the Fund will primarily have market capitalizations in excess of $2 billion. The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. The Fund may invest in initial public offerings (IPOs) and in exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may utilize foreign currency exchange
contracts, options, stock index futures contracts and other
		derivative instruments.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Derivative
instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation risk (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange rates);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and
transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
		Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current
		performance information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by
		Institutional Class shares.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 10/01/2011-12/31/2011 8.09% Lowest 07/01/2011-09/30/2011 -12.18%
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | BofA Merrill Lynch 3-Month US Treasury Bill
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month US Treasury Bill
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Lipper Equity Market Neutral Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Equity Market Neutral Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.40%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,117
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,098
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,577
Annual Return 2011	rr_AnnualReturn2011	(2.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.84%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.84%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.41%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.23%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.73%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.50%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,308
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,974
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.68%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.92%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.17%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.75%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,389
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,578
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,456
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.88%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares and 1.75% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.